UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period:  January 31, 2011

Item 1. Schedule of Investments.

Commodity Trends Strategy Fund
Consolidated Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 97.5%
MONEY MARKET FUNDS - 97.5%
17,637,884	Fidelity Institutional Government Portfolio, 0.04%(a)	$17,637,884
17,637,884	Fidelity Institutional Money Market Portfolio, 0.16%(a)	17,637,884
17,637,883	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	17,637,883
62,014,795	Goldman Sachs Financial Square Government Fund, 0.06%(a)(b)	62,014,795
17,637,884	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.02%(a)	17,637,884
	TOTAL SHORT TERM INVESTMENTS (Cost $132,566,330)	$132,566,330

	Total Investments (Cost $132,566,330) - 97.5%	$132,566,330
	Other Assets in Excess of Liabilities - 2.5%	3,331,758
	TOTAL NET ASSETS - 100.0%	$135,898,088

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at January 31, 2011.
(b) $26,321,637 of this security is held as collateral for swap contracts.

Commodity Trends Strategy Fund
Long Equity Swap Contracts
January 31, 2011 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Bank of America Merrill Lynch	AFT Commodity Trends Indicator	67,669	$130,624,177	1/23/2012	$6,222,378

Financial Trends Strategy Fund
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 99.5%
MONEY MARKET FUNDS - 99.5%
2,612,942	Fidelity Institutional Government Portfolio, 0.04%(a)	$2,612,942
2,612,942	Fidelity Institutional Money Market Portfolio, 0.16%(a)	2,612,942
2,612,942	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	2,612,942
7,106,942	Goldman Sachs Financial Square Government Fund, 0.06%(a)(b)	7,106,942
2,612,943	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.02%(a)	2,612,943
	TOTAL SHORT TERM INVESTMENTS (Cost $17,558,711)	$17,558,711

	TOTAL INVESTMENTS (Cost $17,558,711) - 99.5%	$17,558,711
	Other Assets in Excess of Liabilities - 0.5%	85,400
	TOTAL NET ASSETS - 100.0%	$17,644,111

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at January 31, 2011.
(b) $4,494,000 of this security is held as collateral for swap contracts.

Financial Trends Strategy Fund
Long Equity Swap Contracts
January 31, 2011 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Bank of America Merrill Lynch	AFT Financial Trends Indicator	15,540	$17,553,207	1/23/2012	$(436,532)
Bank of America Merrill Lynch	AFT Financial Trends Indicator	408	450,330	2/24/2012	(472)
		15,948	$18,003,537		$(437,004)

Direxion/Wilshire Dynamic Fund
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 36.5%
6,514	iShares Barclays TIPS Bond Fund	$700,516
9,764	iShares MSCI Emerging Markets Index Fund	447,289
84,080	iShares MSCI Japan Index Fund	918,994
10,005	iShares MSCI Pacific ex-Japan Index Fund	463,432
65,790	iShares MSCI United Kingdom Index Fund	1,155,272
6,495	iShares Russell 2000 Growth Index Fund	564,091
4,810	iShares Russell 2000 Value Index Fund	341,510
26,066	iShares S&P Europe 350 Index Fund	1,068,967
16,896	iShares S&P GSCI Commodity-Indexed Trust(a)	594,063
34,935	SPDR Barclays Capital High Yield Bond ETF	1,414,518
8,074	SPDR Barclays Capital International Treasury Bond ETF	475,881
5,724	SPDR Dow Jones REIT ETF	361,013
	TOTAL INVESTMENT COMPANIES (Cost $7,159,033)	$8,505,546

Shares
SHORT TERM INVESTMENTS - 59.1%
MONEY MARKET FUNDS - 59.1%
2,471,104	Fidelity Institutional Government Portfolio, 0.04%(b)	$2,471,104
2,471,104	Fidelity Institutional Money Market Portfolio, 0.16%(b)	2,471,104
2,471,104	Goldman Sachs Financial Square Federal Fund, 0.01%(b)	2,471,104
3,901,104	Goldman Sachs Financial Square Government Fund, 0.06%(b)(c)	3,901,104
2,471,104	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.02%(b)	2,471,104
	TOTAL SHORT TERM INVESTMENTS (Cost $13,785,520)	$13,785,520

	TOTAL INVESTMENTS (Cost $20,944,553) - 95.6%	$22,291,066
	Other Assets in Excess of Liabilities - 4.4%	1,027,059
	TOTAL NET ASSETS - 100.0%	$23,318,125

Percentages are stated as a percent of net assets.
(a) Non income producing.
(b) Represents annualized seven-day yield at January 31, 2011.
(c) $1,430,000 of this security is held as collateral for swap contracts.

Direxion/Wilshire Dynamic Fund
Long Equity Swap Contracts
January 31, 2011 (Unaudited)
					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	iShares Barclays Aggregate Bond Fund	84,084	$9,015,424	3/13/2012	$(57,131)
Credit Suisse Capital, LLC	iShares Russell 1000 Growth Index Fund	65,495	3,373,548	3/13/2012	481,734
Credit Suisse Capital, LLC	iShares Russell 1000 Value Index Fund	52,693	3,155,332	3/13/2012	361,312
		202,272	$15,544,304		$785,915

Direxion Long/Short Global IPO Fund
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 29.0%
Chemical Manufacturing - 1.4%
10,000	AZ Electronic Materials SA (Luxembourg) (a)	$46,950
5,000	Otsuka Holdings Co. Ltd. (Japan) (a)	124,086
50,000	Sateri Holdings Ltd. (China) (a)	49,316
		220,352
Clothing and Clothing Accessories Stores - 0.3%
85,000	Evergreen International Holdings Ltd. (China) (a)	50,368

Credit Intermediation and Related Activities - 3.0%
10,000	Anchor Bancorp (a)	100,500
7,500	BankUnited, Inc. (a)	210,000
140,000	Chongqing Rural Commercial Bank Co., Ltd. (China) (a) (Restricted Security, acquired on 12/9/10, cost $95,506)	94,810
5,000	Walker & Dunlop, Inc. (a)	60,000
		465,310
Crop Production - 0.8%
10,000	Adecoagro SA (Luxembourg) (a)	126,000

Electrical Equipment, Appliance, and Component Manufacturing - 0.4%
150,000	Chaowei Power Holdings Ltd. (China) (a)	52,523

Electronics and Appliance Stores - 0.7%
15,000	Sky-Mobi Ltd. (China) (a)	108,150

Fabricated Metal Product Manufacturing - 0.6%
100,000	Amtek Engineering Ltd. (Singapore) (a)	96,928

Food Manufacturing - 1.9%
214,000	China Modern Dairy Holdings Ltd. (China) (a) (Restricted Security, acquired on 11/22/10, cost $80,564)	77,951
160,000	Mewah International, Inc. (Singapore) (a)	140,077
200,000	Yashili International Holdings Ltd. (China) (a) (Restricted Security, acquired on 10/26/10, cost $109,371)	69,004
		287,032
Health & Personal Care Stores - 0.8%
8,000	Raia SA (Brazil) (a)	125,739

Insurance Carriers and Related Activities - 1.2%
3,000	Gjensidige Forsikring ASA (Norway) (a)	30,673
100	The Dai-ichi Life Insurance Co. Ltd. (Japan) (a)	156,920
		187,593
Mining (Except Oil and Gas) - 3.3%
2,000,000	Berau Coal Energy TBK PT (Indonesia) (a)	117,153
500,000	IRC Limited (China) (a) (Restricted Security, acquired on 10/15/10, cost $117,196)	101,326
50,000	Mongolian Mining Corp. (Mongolia) (a) (Restricted Security, acquired on 10/5/10, cost $45,701)	67,080
270,000	Nickel Asia Corp. (Philippines) (a)	119,119
5,000	Royal Bafokeng Platinum Ltd. (South Africa) (a)	45,551
100,000	Winsway Coking Coal Holdings (China) (a) (Restricted Security, acquired on 9/30/10, cost $48,170)	56,819
		507,048
Nonstore Retailers - 0.3%
1,500	E-Commerce China Dangdang, Inc. (China) (a)	42,450

Oil and Gas Extraction - 2.2%
500,000	MIE Holdings Corp. (China) (a)	134,032
5,000	QR Energy LP (a)	114,500
10,000	SinoTech Energy Ltd. (China) (a)	82,000
		330,532
Primary Metal Manufacturing - 1.2%
392,000	Da Ming International Holdings Ltd. (China) (a)	157,873
150,000	Krakatau Steel (Indonesia) (a)	17,739
		175,612

Professional, Scientific and Technical Services - 5.1%
4,000	Booz Allen Hamilton Holding Corp. (a)	74,640
2,500	Compellent Technologies, Inc. (a)	69,325
7,500	Demand Media, Inc. (a)	152,100
12,000	Gain Capital Holdings, Inc. (a)	115,560
7,500	InterXion Holding NV (Netherlands) (a)	105,750
5,000	iSoftStone Holdings Ltd. (China) (a)	94,000
1,000	LPL Investment Holdings, Inc. (a)	34,260
5,000	Nielsen Holdings N.V. (Netherlands) (a)	130,350
		775,985
Rail Transportation 1.2%
14,259	QR National Ltd. (Australia) (a)	39,788
13,000	TransContainer OAO (Russia) (a)	140,400
		180,188
Rental and Leasing Services - 0.3%
3,500	SeaCube Container Leasing Ltd. (a)	46,830

Telecommunications - 0.6%
6,683	RigNet, Inc. (a)	91,891

Transportation Equipment Manufacturing - 1.4%
6,000	General Motors Co. (a)	218,940

Utilities - 1.8%
503,000	China Datang Corporation Renewable Power Co. Ltd. (China) (a) (Restricted Security, acquired on 12/13/10, cost $152,197)	127,094
100,000	China Longyuan Power Group Corp. (China) (a)	89,782
25,000	Enel Green Power SpA (Italy) (a)	55,485
		272,361
Water Transportation - 0.5%
5,000	Costamare, Inc. (Greece)	76,500

	TOTAL COMMON STOCKS (Cost $4,084,097)	$4,438,332

Shares		Value
SHORT TERM INVESTMENTS - 73.0%
MONEY MARKET FUNDS - 73.0%
796,398	Fidelity Institutional Government Portfolio, 0.04%(b)	$796,398
796,398	Fidelity Institutional Money Market Portfolio, 0.16%(b)	796,398
796,398	Goldman Sachs Financial Square Federal Fund, 0.01%(b)	796,398
7,986,399	Goldman Sachs Financial Square Government Fund, 0.06%(b)(c)	7,986,399
796,399	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.02%(b)	796,399
	TOTAL SHORT TERM INVESTMENTS (Cost $11,171,992)	$11,171,992

	TOTAL INVESTMENTS (Cost $15,256,089) - 102.0%	$15,610,324
	Liabilities in Excess of Other Assets - (2.0)%	(307,867)
	TOTAL NET ASSETS - 100.0%	$15,302,457

Percentages are stated as a percent of net assets.
(a) Non income producing
(b) Represents annualized seven-day yield at January 31, 2011.
(c) $7,190,000 of this security is held as collateral for swap contracts.

Concentration By Country

Country	% of Investments
United States of America	79.8
China	8.9
Japan	1.8
Singapore	1.5
Netherlands	1.5
Luxembourg	1.1
Russia	0.9
Indonesia	0.9
Brazil	0.8
Philippines	0.8
Greece	0.5
Mongolia	0.4
Italy	0.4
South Africa	0.3
Australia	0.2
Norway	0.2

Direxion Long/Short Global IPO Fund
Long Equity Swap Contracts
January 31, 2011 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	IPOX Global L/S (USD/TR)	25,641	13,435,878	9/6/2011	$ 1,296,027

Direxion Long/Short Global IPO Fund
Short Equity Swap Contracts
January 31, 2011 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	IPOX Global L/S (USD/TR)	23,318	13,036,085	9/6/2011	$ (1,722,453)

	Direxion Long/Short Global IPO Fund
	Short Futures Contracts
	January 31, 2011 (Unaudited)
		Unrealized
Contracts		Depreciation
6	S&P 500 Index
	Expiring March 2011 (Underlying Notional Amount at Market Value $1,924,050)	$(52,688)

VALUATION MEASUREMENTS

The Funds follow adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of January 31, 2011:

Commodity Trends Strategy Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$132,566,330	$—	$—	$132,566,330
Other Financial Instruments*	$—	$6,222,378	$—	$6,222,378

Financial Trends Strategy Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$17,558,711	$—	$—	$17,558,711
Other Financial Instruments*	$—	$(437,004)	$—	$(437,004)

Direxion/Wilshire Dynamic Fund
Asset Class	Level 1	Level 2	Level 3	Total
Investment Companies- Equity	$5,914,631	$—	$—	$5,914,631
Investment Companies- Fixed Income	$2,590,915
Short-Term Investments	$13,785,520	$—	$—	$13,785,520
Other Financial Instruments*	$—	$785,915	$—	$785,915

Direxion Long/Short Global IPO Fund
Asset Class	Level 1	Level 2	Level 3	Total
Equity Securities	$4,438,332	$—	$—	$4,438,332
Short-Term Investments	$11,171,992	$—	$—	$11,171,992
Other Financial Instruments*	$(52,688)	$(426,426)	$—	$(479,114)

For further detail on each asset class, see Schedule of Investments.

* Other financial instruments are derivative instruments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no significant transfers between Level 1 and Level 2 securities during the quarter ended January 31, 2011.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows*:

	Commodity Trends Strategy Fund	Financial Trends Strategy Fund
Cost of investments	$132,566,330	$17,558,711
Gross unrealized appreciation	0	0
Gross unrealized depreciation	(0)	(0)
Net unrealized appreciation/(depreciation)	$0	$0

	Direxion/Wilshire Dynamic Fund	Direxion Long/Short Global IPO Fund
Cost of investments	$21,032,755	$15,275,204
Gross unrealized appreciation	1,363,265	461,853
Gross unrealized depreciation	(104,954)	(126,733)
Net unrealized appreciation/(depreciation)	$1,258,311	$335,120

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Direxion Funds

By (Signature and Title)    /s/ Daniel D. O’Neill
Daniel D. O’Neill, President

Date    3/21/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Daniel D. O’Neill
Daniel D. O’Neill, President

Date    3/21/2011

By (Signature and Title)*    /s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date    3/21/2011

* Print the name and title of each signing officer under his or her signature.